Revenues, in Canadian dollars, in each of these geographic location for the years ended December 31, 2022 and 2021 is as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 202,835,921	$ 167,364,286
Country revenue	202,835,921	167,364,286
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue	4,314,454	2,501,988
Usa [member]
IfrsStatementLineItems [Line Items]
Revenue	174,674,636	147,761,804
England and wales [member]
IfrsStatementLineItems [Line Items]
Revenue	6,001,954	9,810,393
All other countries [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 11,098,540	$ 14,036,438